UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END

INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN

SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING JANUARY 2004

Medallion Financial Corp.

(Name of registered closed-end investment company)

Date of Each Transaction	Identification of Security	Number of Shares Purchased	Price Per Share	Approximate Asset Value or Approximate Asset Coverage Per Share at Time of Purchase	Name of Seller or of Seller’s Broker

1/15/2004	Medallion Financial Corp. Common Stock	5,617	$8.90	$8.92	Open Market Purchase

TOTAL SHARES REPURCHASED		5,617

REMARKS:  None.

MEDALLION FINANCIAL CORP.
Name of Registrant

By:	/S/ LARRY D. HALL
Larry D. Hall (Name)
Senior Vice President and CFO
(Title)

Date of Statement:  February 4, 2004